Schedule of Balance with Related Parties (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Amounts due to related parties		$ 117,360	$ 859,787
QBS Group Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]		102,922
Wong Chi Fung [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]		659,585
Wong Ka Ki [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	$ 117,360	$ 97,280

[1]	The balances as of September 30, 2025 and 2024 represented advances from a related company and directors for the Company’s operational purposes. The balances were unsecured, non-interest bearing and repayable on demand. As of the date these financial statements were issued, the balances have not been settled.